Finance income and costs (Details) - EUR (€)	3 Months Ended					9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Analysis of income and expense [abstract]
Interest income	€ 1,800,000			€ 1,400,000		€ 5,600,000	€ 4,100,000
Net gain on refinancing	0	€ 10,300,000	€ 4,100,000	17,100,000	€ 17,200,000	14,400,000	17,100,000
Reversal of impairment loss on short term investments	0			0		5,700,000	300,000
Net foreign exchange gains on translation of financial assets and liabilities	0			5,900,000		0	0
Total finance income	1,800,000			24,400,000		25,700,000	21,500,000
Interest expense (b)	(29,000,000.0)			(23,300,000)		(78,100,000)	(67,100,000)
Net foreign exchange losses arising on translation of financial assets and liabilities	(5,100,000)			0		(17,400,000)	(7,900,000)
Net pension interest costs	(1,300,000)			(1,000,000.0)		(3,500,000)	(3,200,000)
Amortization of debt discounts and borrowing costs	(1,800,000)			(1,600,000)		(5,200,000)	(4,800,000)
Net fair value losses on derivatives held at fair value through profit or loss	0			(400,000)		(400,000)	(1,000,000.0)
Total finance costs	(37,200,000)			(26,400,000)		(104,600,000)	(87,800,000)
Net financing costs	(35,400,000)			(2,000,000.0)		(78,900,000)	(66,300,000)
Other interest expense	€ 0			€ (100,000)		€ 0	€ (3,800,000)